Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document And Entity Information
Entity Registrant Name	AFH Holding V, Inc.
Entity Central Index Key	0001419073
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
ASSETS
Liabilities
Accrued Expenses	2,702	1,438
Due to Parent	10,084	8,646
Total Liabilities	12,786	10,084
Stockholder's Deficit
Preferred Stock: $.001 Par; 20,000,000 Shares Authorized, -0- Issued and Outstanding
Common Stock: $.001 Par; 100,000,000 Shares Authorized; 5,000,000 Issued and Outstanding	5,000	5,000
Additional Paid-In-Capital	1,271	1,271
Deficit Accumulated During Development Stage	(19,057)	(16,355)
Total Stockholder's Deficit	(12,786)	(10,084)
Total Liabilities and Stockholder's Deficit

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Preferred Stock: Par	$ 0.001	$ 0.001
Preferred Stock: Shares Authorized	20,000,000	20,000,000
Preferred Stock: Shares Issued	0	0
Preferred Stock: Shares Outstanding	0	0
Common Stock: Par	$ 0.001	$ 0.001
Common Stock: Shares Authorized	100,000,000	100,000,000
Common Stock: Shares Issued	5,000,000	5,000,000
Common Stock: Shares Outstanding	5,000,000	5,000,000

Statement of Changes in Stockholder's Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Balance - Beginning at Apr. 16, 2007
Balance - Beginning, shares at Apr. 16, 2007
Common Stock Issued in Lieu of Services	5,000			5,000
Common Stock Issued in Lieu of Services, shares	5,000,000			5,000,000
Contributed Capital for Services		1,271		1,271
Net Loss			(6,271)	(6,271)
Balance - Ending at Dec. 31, 2007	5,000	1,271	(6,271)
Balance - Ending, shares at Dec. 31, 2007	5,000,000			5,000,000
Net Loss			(2,750)	(2,750)
Balance - Ending at Dec. 31, 2008	5,000	1,271	(9,021)	(2,750)
Balance - Ending, shares at Dec. 31, 2008	5,000,000			5,000,000
Net Loss			(3,727)	(3,727)
Balance - Ending at Dec. 31, 2009	5,000	1,271	(12,748)	(6,477)
Balance - Ending, shares at Dec. 31, 2009	5,000,000			5,000,000
Net Loss			(3,607)	(3,607)
Balance - Ending at Dec. 31, 2010	5,000	1,271	(16,355)	(10,084)
Balance - Ending, shares at Dec. 31, 2010	5,000,000			5,000,000
Net Loss			(2,702)	(2,702)
Balance - Ending at Jun. 30, 2011	$ 5,000	$ 1,271	$ (19,057)	$ (12,786)
Balance - Ending, shares at Jun. 30, 2011	5,000,000			5,000,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		51 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Operations
Revenues
Expenses
General and Administrative	713	713	2,352	2,094	18,542
Interest					15
Total Expenses	713	713	2,352	2,094	18,557
Net Loss for the Period Before Taxes	(713)	(713)	(2,352)	(2,094)	(18,557)
Franchise Tax			350	75	500
Net Loss for the Period After Taxes	$ (713)	$ (713)	$ (2,702)	$ (2,169)	$ (19,057)
Loss per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Common Shares Outstanding	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		51 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows from Operating Activities
Net Loss	$ (2,702)	$ (2,169)	$ (19,057)
Non Cash Adjustments:
Common Stock Issued in Lieu of Services			5,000
Contributed Capital for Services			1,271
Changes in Assets and Liabilities:
Accrued Expenses	1,264	(2,558)	2,702
Net Cash Flows from Operating Activities	(1,438)	(4,727)	(10,084)
Net Cash Flows from Investing Activities
Cash Flows from Financing Activities
Cash Advance by Parent	1,438	4,727	10,084
Net Change in Cash and Cash Equivalents
Cash and Cash Equivalents - Beginning of Period
Cash and Cash Equivalents - End of Period
Cash Paid During the Period for:
Interest
Income Tax

The Company	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
The Company
Note A -	The Company
AFH Holding V, Inc., a development stage company (the “Company”), was incorporated under the laws of the State of Delaware on April 16, 2007. The Company is 100% owned by AFH Holding & Advisory, LLC (the “Parent”). The financial statements presented represent only those transactions of AFH Holding V, Inc. The Company is looking to acquire an existing company or acquire the technology to begin operations.

As a blank check company, the Company’s business is to pursue a business combination through acquisition, or merger with, an existing company. As of the date of the financial statements, the Company is not conducting negotiations with any target business. No assurances can be given that the Company will be successful in locating or negotiating with any target company.

Since inception, the Company has been engaged in organizational efforts.

The condensed financial statements of AFH Holding V, Inc., (the “Company”) included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in conjunction with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed financial statements should be read in conjunction with the annual audited financial statements and the notes thereto included in the Company’s registration statement on Form 10-K, and other reports filed with the SEC.

The accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented. The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or for the fiscal year taken as a whole. Certain information that is not required for interim financial reporting purposes has been omitted.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies
Note B -	Summary of Significant Accounting Policies
Method of Accounting
The Company maintains its books and prepares its financial statements on the accrual basis of accounting.

Development Stage
The Company has operated as a development stage enterprise since its inception by devoting substantially all of its efforts to financial planning, raising capital, research and development, and developing markets for its services. The Company prepares its financial statements in accordance with the requirements of FASB ASC 915.

Cash and Cash Equivalents
Cash and cash equivalents include time deposits, certificates of deposit, and all highly liquid debt instruments with original maturities of three months or less. The Company maintains cash and cash equivalents at financial institutions, which periodically may exceed federally insured amounts.

Loss Per Common Share
Loss per common share is computed in accordance with FASB ASC 260-10 by dividing income (loss) available to common stockholders by weighted average number of common shares outstanding for each period. The calculation of diluted net loss per share gives effect to common stock equivalents, however, potential common shares are excluded if their effect is anti-dilutive.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results can differ from those estimates.

Income Taxes
The Company accounts for income taxes in accordance with FASB ASC 740 using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities. This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment. Deferred tax assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards. Deferred income tax expense represents the change in net deferred assets and liability balances.

Financial Instruments
The Company’s financial instruments consist of cash and due to parent. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying value, unless otherwise noted.

Recent Pronouncements
The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position, or cash flow.

Equity Securities	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Equity Securities
Note C -	Equity Securities
Holders of shares of common stock shall be entitled to cast one vote for each common share held at all stockholder’s meetings for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

The preferred stock of the Company shall be issued by the Board of Directors of the Company in one or more classes or one or more series within any class and such classes or series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, limitations or restrictions as the Board of Directors of the Company may determine, from time to time.

No holder of shares of stock of any class shall be entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of shares of stock of any class, or of securities convertible into shares of stock or any class, whether now hereafter authorized or whether issued for money, for consideration other than money, or by way of dividend.

Going Concern	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Going Concern
Note D -	Going Concern
The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reported recurring losses from operations. As a result, there is an accumulated deficit of $19,057 at June 30, 2011.

The Company’s continued existence is dependent upon its ability to raise capital or acquire a marketable company. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Due to Parent	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Due to Parent

Note E -	Due to Parent
Due to parent represents cash advances from AFH Holding & Advisory LLC. AFH Holding & Advisory LLC is related to the Company through common ownership. There are no repayment terms.